ACCOUNTS RECEIVABLE NET	12 Months Ended
Dec. 31, 2022
ACCOUNTS RECEIVABLE NET
ACCOUNTS RECEIVABLE, NET

NOTE 5 — ACCOUNT RECEIVABLES, NET

Account receivables, net, consist of the following:

	December 31,	December 31,
	2022	2021

Accounts receivable - tailored job readiness training services	$1,503,452	$1,363
Accounts receivable - course fee receivable	93,206	-
Accounts receivable - smart campus projects	50,144	-
Accounts receivable - Sino-foreign Jointly Managed Academic Programs	-	2,398,821
Accounts receivable - Overseas Study Consulting Services	-	62,366
Sub-total	1,646,802	2,462,550
Less: allowance for doubtful accounts	(598,993)	-
Accounts receivable, net	$1,047,809	$2,462,550

The Company routinely evaluates the need for allowance for doubtful accounts based on specifically identified amounts that the management believes to be uncollectible. If the actual collection experience changes, revisions to the allowance may be required. As of December 31, 2022 and 2021, the allowance for doubtful accounts was $0.6 million and nil, respectively.